Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Outstanding Convertible Preferred Stock

As of December 31, 2014 and 2015, the Company had outstanding Series A, B, C, D, E and T convertible preferred stock (individually referred to as “Series A, B, C, D, E or T” or collectively “Preferred Stock”) as follows (in thousands, except share data):

	As of December 31, 2014
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation preference	Proceeds, Net of Issuance Costs
Series A	13,173,240	13,173,240	$4,624	$4,624
Series B	11,416,062	11,416,062	12,000	11,941
Series C	8,466,254	8,452,864	25,250	25,196
Series D	9,440,324	9,440,324	70,000	69,930
Series T	5,000,000	—	—	—

Total	47,495,880	42,482,490	$111,874	$111,691

	As of December 31, 2015
	Shares Authorized	Shares Issued and Outstanding		Aggregate Liquidation preference	Proceeds, Net of Issuance Costs
Series A	13,173,240	13,076,491		$4,590	$4,592
Series B	11,416,062	11,146,895		11,717	11,658
Series C	8,452,864	8,452,864		25,250	25,196
Series D	9,440,324	9,440,324		70,000	69,930
Series E	11,494,249	11,494,249		130,000	125,448
Series T	5,000,000	897,618	(1)	9	—	(2)

Total	58,976,739	54,508,441		$241,566	$236,824

(1)	The outstanding shares include 687,885 shares held in escrow as of December 31, 2015 related to the Authy acquisition. Of these shares, 507,885 shares are subject to graded vesting over a period of 3.6 years, as amended, and have a fair value of $4.0 million as of December 31, 2015. A total of 127,054 shares are subject to performance conditions and can be relinquished, if the performance conditions are not met.

(2)	389,733 shares were issued as part of the purchase price for Authy acquisition and had a fair value of $3.1 million on the acquisition closing date.

Schedule of reserved shares of common stock, on an as-if converted basis

The Company had reserved shares of common stock for issuance as follows:

	As of December 31,			As of June 30, 2016
	2014	2015
				(Unaudited)
Convertible preferred stock outstanding	42,482,490	54,508,441	(1)	—
Stock options issued and outstanding	13,141,311	16,883,837		16,918,789
Nonvested restricted stock units issued and outstanding	—	71,000		891,008
Common stock reserved for Twilio.org	—	888,022		780,397
Stock-based awards available for grant under 2008 Plan	575,554	14,920		—
Stock-based awards available for grant under 2016 Plan	—	—		11,446,750
Common stock reserved for issuance under 2016 ESPP	—	—		2,400,000

Total	56,199,355	72,366,220		32,436,944

(1)	Includes 687,885 shares of Series T convertible preferred stock related to the Authy acquisition held in escrow as of December 31, 2015.